Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	Prelude Therapeutics Inc
Amendment Flag	false
Entity Central Index Key	0001678660
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39527
Entity Tax Identification Number	81-1384762
Entity Address, Address Line One	200 Powder Mill Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	(302)
Local Phone Number	467-1280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	PRLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false